Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Sales, net	$ 644,769	$ 669,893	$ 661,913
Selling, marketing, general and administrative expenses:
Selling and marketing	31,754	39,495	33,724
Advertising	4,902	6,527	9,913
General and administrative	56,757	43,949	44,559
Settlements and loss contingencies		(3,678)	1,884
Total selling, marketing, general and administrative expenses	93,413	86,293	90,080
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	725	256	304
Income in respect of deposits	(11,714)	(14,107)	(13,367)
Interest from marketable securities	(22,655)	(19,691)	(6,871)
Foreign currency transaction gains	(14,838)	(25,309)	32,465
Total financial (income) expenses	$ (48,482)	$ (58,851)	$ 12,531